Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders [Abstract]
Schedule of Issued and Outstanding

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2024		December 31, 2023
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	63,762,001	100,000,000	57,778,628
Total	100,000,000	63,762,001	100,000,000	57,778,628

Schedule of Shared - Based Payments to Employees	The Company recorded an expense of $1,630 thousand attributable to RSUs awards during the reporting period.
	Year ended December 31, 2024
		Weighted
	Number of	average
	share-based	exercise
	payment	Price (in
	awards	U.S. Dollar)
Outstanding at beginning of year	5,221,394	13.34
Changes during the year:
Granted	535,460	8.38
Exercised	(936,383)	1.76
Forfeited	(372,595)	20.17
Outstanding at end of year	4,447,876	14.63
Aggregate intrinsic value	3,462	-
Exercisable at end of year	3,365,089	13.99
Aggregate intrinsic value	3,462	-

Schedule of Black-Scholes Option-Pricing Model

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used for the year ended December 31, 2024 and year ended at December 31, 2023 are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Dividend yield	0	0
Expected volatility	80.19% - 82.66%	74.26% - 81.80%
Risk-free interest rate	3.83% - 4.53%	3.45% - 4.28%
Expected term (years)	6.25 - 10	6.25 - 10

Schedule of Information Concerning Outstanding and Exercisable Awards

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2024:

December 31, 2024
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	67,479	*)	-	28,519	-
$2.21	1,566,405		4.94	1,566,405	4.94
$11.06	27,875		8.39	11,625	8.39
$11.52	486,500		8.71	144,937	8.56
$16.00	85,234		5.47	85,234	5.47
$17.63	984,943		7.98	511,166	7.59
$18.00	50,000		0.65	50,000	0.65
$23.19	210,000		6.78	157,500	6.78
$23.42	12,000		6.77	12,000	6.77
$23.84	546,268		6.95	421,576	6.95
$23.86	61,600		6.75	50,048	6.75
$24.97	3,000		6.42	2,625	6.42
$30.66	26,400		6.53	21,448	6.53
$30.93	20,000		5.81	20,000	5.81
$36.74	3,000		5.93	3,000	5.93
$40.21	36,162		6.19	34,123	6.19
$49.68	233,000		6.05	218,437	6.05
$59.2	3,000		5.98	3,000	5.98
$64.61	25,010		6.12	23,446	6.12

*)	Including 10,193 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 57,286 RSUs that were issued in consideration for services.

Schedule of Share-Based Compensation Expenses	Share-based compensation expenses
	Year Ended December 31,
	2024	2023	2022
Cost of revenue	227	56	99
Research and development	2,448	3,818	4,806
Sales and Marketing	717	484	997
General and administrative	3,869	2,480	12,721
	7,261	6,838	18,623